Earnings Per Share (Notes)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE
Basic earnings per share (“EPS”) is computed by dividing the net income for the period by the weighted average number of common shares outstanding during the period. Diluted EPS is computed by dividing the net income for the period by the weighted average number of common and dilutive potential common shares outstanding during the period. We consider restricted stock that provides the holder with a non-forfeitable right to receive dividends to be a participating security. Net income available to participating securities was not material for the periods presented.
Net income used for calculating basic and diluted EPS is the same for all periods presented. The following table sets forth the computation of shares used for the basic and diluted EPS calculations:

	Three Months Ended June 30,		Six Months Ended June 30,
In thousands	2013	2012	2013	2012
Weighted average shares used for basic EPS	27,438	30,776	27,465	30,682
Dilutive effect of stock options and other share-based awards	362	635	428	669
Dilutive effect of convertible debt	737	1,779	844	1,557
Weighted average shares used for diluted EPS	28,537	33,190	28,737	32,908
Stock options and share-based awards not included in diluted EPS calculation because their effect would be antidilutive	64	115	77	156